General and administrative expense - Components (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	$ 19,208	$ 18,527	$ 36,660	$ 43,689
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	9,581	10,816	20,488	23,169
Occupancy Costs	352	547	740	1,065
Professional fees	2,808	2,682	4,949	5,079
Travel and entertainment	498	462	1,061	952
Office and related expenses	1,079	1,698	2,195	3,486
Bank fees & payment costs	140	115	322	297
Bad debt expense	(15)	5	(32)	(216)
Tax expense / (reversal)	1,587	(1,580)	986	2,234
Depreciation and amortization	2,033	2,608	3,914	5,436
Other general and administrative expense	1,145	1,174	2,037	2,187
General and administrative expense	$ 19,208	$ 18,527	$ 36,660	$ 43,689